Vident U.S. Equity Strategy ETF™
Schedule of Investments
November 30, 2023 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.6%
	Communication Services - 7.4%
145,317	Cargurus, Inc. (a)	$3,141,753
8,469	Charter Communications, Inc. - Class A (a)	3,388,701
40,958	Comcast Corporation - Class A	1,715,730
21,781	Electronic Arts, Inc.	3,005,996
61,507	Iridium Communications, Inc.	2,343,417
28,146	John Wiley & Sons, Inc. - Class A	850,291
15,271	Meta Platforms, Inc. - Class A (a)	4,995,908
7,506	Netflix, Inc. (a)	3,557,619
76,409	New York Times Company - Class A	3,590,459
32,898	Pinterest, Inc. - Class A (a)	1,120,835
150,207	Sirius XM Holdings, Inc.	702,969
159,914	TEGNA, Inc.	2,451,482
13,971	T-Mobile US, Inc. (a)	2,101,937
16,512	Trade Desk, Inc. - Class A (a)	1,163,435
62,182	Yelp, Inc. (a)	2,717,975
38,956	Ziff Davis, Inc. (a)	2,486,172
		39,334,679
	Consumer Discretionary - 12.4%
2,033	AutoZone, Inc. (a)	5,305,988
2,118	Booking Holdings, Inc. (a)	6,620,233
3,461	Chipotle Mexican Grill, Inc. (a)	7,621,987
31,993	Home Depot, Inc.	10,029,486
2,975	Lowe's Companies, Inc.	591,519
37,160	McDonalds Corporation	10,473,174
6,958	O'Reilly Automotive, Inc. (a)	6,835,400
53,142	Starbucks Corporation	5,277,001
29,827	Tesla, Inc. (a)	7,160,866
72,403	TJX Companies, Inc.	6,379,428
		66,295,082
	Consumer Staples - 7.0%
119,158	Altria Group, Inc.	5,009,402
174,188	Coca-Cola Company	10,179,547
58,247	PepsiCo, Inc.	9,802,388
80,436	Walmart, Inc.	12,523,081
		37,514,418
	Energy - 5.1%
65,883	Chevron Corporation	9,460,799
41,214	EOG Resources, Inc.	5,072,207
95,977	Exxon Mobil Corporation	9,860,677
12,038	Pioneer Natural Resources Company	2,788,482
		27,182,165
	Financials - 13.7%
24,686	Affiliated Managers Group, Inc.	3,346,187
62,853	Bancorp, Inc. (a)	2,451,895
17,532	Cboe Global Markets, Inc.	3,194,155
12,701	Cincinnati Financial Corporation	1,305,536
92,475	Equitable Holdings, Inc.	2,838,058
91,447	First Financial Bankshares, Inc.	2,400,484
455,811	Genworth Financial, Inc. - Class A (a)	2,684,727
23,578	Globe Life, Inc.	2,903,159
11,302	LPL Financial Holdings, Inc.	2,512,435
1,778	Markel Group, Inc. (a)	2,558,702
25,601	Mastercard, Inc. - Class A	10,594,462
150,980	MGIC Investment Corporation	2,655,738
7,095	MSCI, Inc.	3,695,431
38,998	Pathward Financial, Inc.	1,933,911
29,973	Principal Financial Group, Inc.	2,212,907
96,349	PROG Holdings, Inc. (a)	2,626,474
25,419	RLI Corporation	3,446,816
21,477	SEI Investments Company	1,260,056
15,486	Tradeweb Markets, Inc. - Class A	1,500,593
42,955	Visa, Inc. - Class A	11,025,689
1,684	White Mountains Insurance Group, Ltd.	2,579,753
42,666	W.R. Berkley Corporation	3,095,418
		72,822,586
	Health Care - 12.7%
12,984	AbbVie, Inc.	1,848,792
15,656	Agilent Technologies, Inc.	2,000,837
83,837	Bristol-Myers Squibb Company	4,139,871
80,250	Corcept Therapeutics, Inc. (a)	2,043,967
105,089	Cross Country Healthcare, Inc. (a)	2,130,154
39,919	Danaher Corporation	8,914,312
84,214	Gilead Sciences, Inc.	6,450,792
7,469	IDEXX Laboratories, Inc. (a)	3,479,210
41,780	Johnson & Johnson	6,461,695
3,372	Medpace Holdings, Inc. (a)	912,868
119,754	Merck & Company, Inc.	12,272,390
8,999	Shockwave Medical, Inc. (a)	1,570,775
21,383	UnitedHealth Group, Inc.	11,824,158
19,820	Zoetis, Inc.	3,501,599
		67,551,420
	Industrials - 9.0%
8,950	A.O. Smith Corporation	674,472
16,295	Acuity Brands, Inc.	2,921,042
21,845	Atkore, Inc. (a)	2,837,665
14,334	Caterpillar, Inc.	3,593,820
6,426	Cintas Corporation	3,555,185
7,871	Encore Wire Corporation	1,450,625
22,508	Expeditors International of Washington, Inc.	2,708,613
45,787	Fastenal Company	2,745,846
7,779	Illinois Tool Works, Inc.	1,884,152
13,833	Landstar System, Inc.	2,388,267
22,673	MSC Industrial Direct Company, Inc. - Class A	2,208,804
84,346	Mueller Industries, Inc.	3,502,889
5,434	Old Dominion Freight Line, Inc.	2,114,152
43,197	Paychex, Inc.	5,268,738
17,787	Tecnoglass, Inc.	619,877
13,306	Veralto Corporation (a)	1,027,889
11,017	Verisk Analytics, Inc.	2,659,834
15,843	Watts Water Technologies, Inc. - Class A	3,049,936
3,258	WW Grainger, Inc.	2,561,407
		47,773,213
	Information Technology - 25.5% (b)
19,495	Adobe, Inc. (a)	11,911,640
71,557	Apple, Inc.	13,592,252
43,947	Applied Materials, Inc.	6,582,382
11,576	Broadcom, Inc.	10,716,250
27,699	Cadence Design Systems, Inc. (a)	7,569,306
186,323	Cisco Systems, Inc.	9,014,307
32,283	Diodes, Inc. (a)	2,144,237
63,028	Dynatrace, Inc. (a)	3,375,149
3,707	Fair Isaac Corporation (a)	4,031,733
108,642	Fortinet, Inc. (a)	5,710,224
10,320	KLA Corporation	5,620,478
7,699	Lam Research Corporation	5,511,868
34,905	Lattice Semiconductor Corporation (a)	2,043,688
14,884	Manhattan Associates, Inc. (a)	3,319,876
80,390	Microchip Technology, Inc.	6,707,742
40,117	Microsoft Corporation	15,200,732
9,583	Palo Alto Networks, Inc. (a)	2,827,847
43,281	Photronics, Inc. (a)	914,528
46,310	QUALCOMM, Inc.	5,976,305
15,182	Qualys, Inc. (a)	2,806,241
53,876	Rambus, Inc. (a)	3,645,789
11,669	Synopsys, Inc. (a)	6,338,951
		135,561,525
	Materials - 3.6%
11,490	Alpha Metallurgical Resources, Inc.	3,223,634
34,458	CF Industries Holdings, Inc.	2,589,519
11,126	Nucor Corporation	1,891,086
11,519	Reliance Steel & Aluminum Company	3,170,720
11,482	Southern Copper Corporation	825,900
30,901	Steel Dynamics, Inc.	3,681,236
65,882	Warrior Met Coal, Inc.	3,687,416
		19,069,511
	Real Estate - 1.8%
14,106	Crown Castle, Inc.	1,654,352
18,891	Public Storage	4,888,235
286,992	Sunstone Hotel Investors, Inc.	2,835,481
		9,378,068
	Utilities - 1.4%
49,626	National Fuel Gas Company	2,520,505
15,878	Otter Tail Corporation	1,211,650
13,274	Public Service Enterprise Group, Inc.	828,696
86,606	Vistra Corporation	3,066,718
		7,627,569
	TOTAL COMMON STOCKS (Cost $482,437,003)	530,110,236

SHORT-TERM INVESTMENTS - 0.3%
Principal Amount	Money Market Deposit Account - 0.3%
$1,567,250	U.S. Bank Money Market Deposit Account, 4.21% (c)	1,567,250
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,567,250)	1,567,250
	TOTAL INVESTMENTS - 99.9% (Cost $484,004,253)	531,677,486
	Other Assets in Excess of Liabilities - 0.1%	714,823
	NET ASSETS - 100.0%	$532,392,309

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$530,110,236	$-	$-	$530,110,236
Short-Term Investments	1,567,250	-	-	1,567,250
Total Investments in Securities	$531,677,486	$-	$-	$531,677,486

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.